DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 6, 2009

Via Electronic Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    The Kensington Funds

          File Nos. 333-103630 and 811-21316

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds and its six separate investment series: Kensington Strategic Realty Fund, Kensington Select Income Fund, Kensington Real Estate Securities Fund, Kensington International Real Estate Fund, Kensington Global Real Estate Fund and Kensington Global Infrastructure Fund (the “Funds”), that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 15 which was filed on May 1, 2009. The text of Post-Effective Amendment No. 15 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

Sincerely,

/s/ Patrick W.D. Turley Patrick W.D. Turley